Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,453,520.00
Previously Paid Amount	3,284.53
Total Fee Amount	3,284.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 21,453,520.00
Final Prospectus	true